DISCONTINUED OPERATIONS (Schedule Of Calculation Of Gain (Loss) On Consolidation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Calculation of gain on deconsolidation
Cash consideration received				$ 81
Fair value of investment		$ 372,717	$ 226,013
Current assets		7,471	20,982
Current liabilities		(8,138)	(6,953)
Amounts due to Renren Inc.		$ (4,957)	(751)	(303)
Gain (loss) on deconsolidation of the subsidiaries			489	$ 132,665
Nuomi Inc [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date				Oct. 26, 2013
Cash consideration received			$ 49,606
Fair value of investment				$ 63,626
Less: Cash and cash equivalents				18,310
Prepaid expenses and other current assets				26,417
Property and equipment, net				1,318
Other non-current assets				190
Accounts payable				(28,467)
Accrued expenses and other current liabilities				(10,957)
Amounts due to Renren Inc.				(74,825)
Deferred revenue				(1,181)
Gain (loss) on deconsolidation of the subsidiaries				$ 132,821
Qingting [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date				Oct. 31, 2013
Cash consideration received				$ 81
Fair value of investment				160
Less: Cash and cash equivalents				328
Prepaid expenses and other current assets				5
Property and equipment, net				64
Gain (loss) on deconsolidation of the subsidiaries				$ (156)
Qianjun Technology [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date			Dec. 01, 2014
Cash consideration received			$ 25,000
Less: The repayment of intercompany loan provided by the Company			21,831
Proceeds from investment			3,169
Less: Cash and cash equivalents			168
Other current assets			3,654
Property and equipment, net			2,347
Intangible assets, net			11,509
Goodwill			13,652
Other non-current assets			78
Income tax payable			(426)
Net assets of Qianjun Technology			725
Less: Transaction related cost	[1]		1,955
Current liabilities			(8,426)
Amounts due to Renren Inc.			(21,831)
Gain (loss) on deconsolidation of the subsidiaries			$ 489

[1]	The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 17).